CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 211,456	$ 88,871
Restricted cash	793	3,145
Short-term investments	223,533	302,267
Accounts receivable, net of allowance of $879 and $1,500 for 2013 and 2014, respectively	162,942	126,996
Amounts due from related parties	4,397	1,168
Inventories	48,546	45,097
Other current assets	25,264	25,447
Deferred tax assets	6,726	5,989
Total current assets	683,657	598,980
Non-current assets:
Long-term investments	49,037	21,781
Goodwill	53,619	31,087
Property, plant and equipment, net	351,688	279,254
Intangible assets, net	23,020	7,128
Prepaid land use rights	14,120	5,604
Deferred tax assets	1,417	251
Other non-current assets	5,068	4,782
Total non-current assets	497,969	349,887
Total assets	1,181,626	948,867
Current liabilities:
Short-term bank borrowings, including current portion of long-term debt	199,719	67,853
Accounts payable	58,466	33,477
Amounts due to related parties	275	218
Accrued liabilities	43,454	34,605
Deferred revenue	27,669	28,149
Advanced subsidies	12,106	13,958
Other taxes payable	2,299	107
Income tax payable	10,306	7,104
Other current liabilities	19,481	8,634
Total current liabilities	373,775	194,105
Non-current liabilities:
Long-term debt, excluding current portion	13,987	11,124
Advanced subsidies	2,286	2,295
Deferred tax liabilities	10,377	3,407
Other non-current liabilities	3,347	3,187
Total non-current liabilities	29,997	20,013
Total liabilities	403,772	214,118
Commitments and contingencies (Note 18)
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2013 and 2014; 572,270,834 and 561,159,373 issued and outstanding as of December 31, 2013 and 2014, respectively)	11,223	11,445
Additional paid-in capital	295,308	353,173
Accumulated earnings	415,329	303,171
Accumulated other comprehensive income	55,994	66,960
Total equity	777,854	734,749
Total liabilities and equity	$ 1,181,626	$ 948,867